Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 76,620,000
Total Fee Amount	10,581.23
Total Offset Amount	0
Net Fee	$ 10,581.23
Offset Table N/A	N/A